WARRANTS (Tables)	3 Months Ended
Mar. 31, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of March 31, 2013:

	March 31, 2013
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	515,637	0.33
Warrants expired	-	-

Warrants outstanding – end of period	7,227,370	$0.33

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of March 31, 2013, are as follows:

March 31, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the quarter whose exercise price exceeded fair market value at the date of grant	$0.33	$0.46

Weighted average of warrants granted during the quarter whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	March 31,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	18 Months	$0.33
$0.46	600,000	29 Months	$0.46
$0.46	150,000	34 Months	$0.46
$0.85	40,000	32 Months	$0.85
$0.40	333,333	32 Months	$0.40
$0.33	515,637	58 Months	$0.33
	7,227,370